Condensed Consolidated Interim Statements of Changes in Equity - USD ($)	Share capital	Additional paid in capital	Capital reserve due to translation to presentation currency	Capital reserve from hedges	Capital reserve from sharebased payments	Capital reserve from employee benefits	Accumulated deficit	Total
Balance at Dec. 31, 2021	$ 11,725	$ 210,204	$ (3,490)	$ 54	$ 4,643	$ (149)	$ (46,163)	$ 176,824
Net income							(5,265)	(5,265)
Other comprehensive income (loss)				(311)		361		50
Total comprehensive income (loss)				(311)		361	(5,265)	(5,215)
Exercise and forfeiture of share-based payment into shares	7	151			(151)			7
Cost of share-based payment					935			935
Balance at Sep. 30, 2022	11,732	210,355	(3,490)	(257)	5,427	212	(51,428)	172,551
Balance at Dec. 31, 2021	11,725	210,204	(3,490)	54	4,643	(149)	(46,163)	176,824
Net income							(2,321)	(2,321)
Other comprehensive income (loss)				(142)		497		355
Total comprehensive income (loss)				(142)		497	(2,321)	(1,966)
Exercise and forfeiture of share-based payment into shares	9	291			(291)			9
Cost of share-based payment					1,153			1,153
Balance at Dec. 31, 2022	11,734	210,495	(3,490)	(88)	5,505	348	(48,484)	176,020
Balance at Jun. 30, 2022	11,731	210,319	(3,490)	(442)	5,097	271	(51,912)	171,574
Net income							484	484
Other comprehensive income (loss)				185		(59)		126
Total comprehensive income (loss)				185		(59)	484	610
Exercise and forfeiture of share-based payment into shares	1	36			(36)			1
Cost of share-based payment					366			366
Balance at Sep. 30, 2022	11,732	210,355	(3,490)	(257)	5,427	212	(51,428)	172,551
Balance at Dec. 31, 2022	11,734	210,495	(3,490)	(88)	5,505	348	(48,484)	176,020
Net income							3,226	3,226
Other comprehensive income (loss)				(10)		(30)		(40)
Total comprehensive income (loss)				(10)		(30)	3,226	3,186
Issuance of ordinary shares, net of issuance cost	3,283	54,948						58,231
Exercise and forfeiture of share-based payment into shares	3	257			(257)			3
Cost of share-based payment					950			950
Balance at Sep. 30, 2023	15,020	265,700	(3,490)	(98)	6,198	318	(45,258)	238,390
Balance at Jun. 30, 2023	11,737	210,727	(3,490)	(67)	5,902	424	(48,481)	176,752
Net income							3,223	3,223
Other comprehensive income (loss)				32		(115)		(83)
Total comprehensive income (loss)				32		(115)	1,812	1,729
Issuance of ordinary shares, net of issuance cost	3,283	54,948						58,231
Exercise and forfeiture of share-based payment into shares		25			(25)
Cost of share-based payment					321			321
Balance at Sep. 30, 2023	$ 15,020	$ 265,700	$ (3,490)	$ (98)	$ 6,198	$ 318	$ (45,258)	$ 238,390